Derivative financial instruments	6 Months Ended
Dec. 31, 2024
Derivative financial instruments
Derivative financial instruments

10.Derivative financial instruments

	Notional	Notional
	amount	amount	Assets	Liabilities
	US$	US$	US$	US$
	Buy	Sell
Derivatives carried at fair value:
Crypto structured products

December 31, 2024
To customers
Call option	6,923	34,140,615	1,553,537	2,430
Put option	—	3,872,890	—	20,428

To related party
Call option	6,923	34,140,615	2,430	1,553,537
Put option	—	3,872,890	20,428	—
	13,846	76,027,010	1,576,395	1,576,395

June 30, 2024
To customers
Call option	121,000	2,356,139	7,346	4,757
Put option	—	1,698,009	—	10,292

To related party
Call option	121,000	2,356,139	4,757	7,346
Put option	—	1,698,009	10,292	—
	242,000	8,108,296	22,395	22,395

The Group entered into BTC and ETH options with its customers, and as part of the Group’s risk management strategy, the Group also entered into bought identical similar back-to-back put and call BTC and ETH options with its related parties. Management has no intention to hold these derivatives for more than one year and option varies from 3 days – 178 days (year ended June 30, 2024: 3 days – 73 days) till maturity.